Commitments - Future minimum lease payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	$ 851	$ 1,044
Within one year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	142	149
After one year but not more than five years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	567	596
More than five years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	$ 142	$ 299